Property, Plant and Equipment (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Utility Plant In Service

3.  PROPERTY, PLANT AND EQUIPMENT

The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2023	2022
	(In Thousands)
Production	$3,942,052	$4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total property, plant and equipment	$7,082,443	$6,982,314

As of December 31, 2023 and 2022, AES Indiana had $259.9 million and $287.5 million, respectively, of net property, plant and equipment associated with the Petersburg Unit 1 and Unit 2 retirements recorded as long-term regulatory assets (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation”).

Substantially all of AES Indiana’s property is subject to a $2,153.8 million direct first mortgage lien, as of December 31, 2023, securing AES Indiana’s first mortgage bonds. Total non-contractually or legally required accrued removal costs of utility plant in service at December 31, 2023 and 2022 were $680.9 million and $694.0 million, respectively; and total contractually or legally required removal costs of property, plant and equipment at December 31, 2023 and 2022 were $249.9 million and $218.7 million, respectively. Please see “ARO” below for further information.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

AES Indiana’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a roll forward of the ARO legal liability year end balances:

	2023	2022
	(In Thousands)
Balance as of January 1	$218,729	$189,509
Liabilities incurred	17,080	1,159
Liabilities settled	(11,902)	(24,699)
Revisions to cash flow and timing estimates	12,921	44,679
Accretion expense	13,102	8,081
Balance as of December 31	$249,930	$218,729

ARO liabilities incurred in 2023 and 2022 primarily relate to FGD residual water disposal and AES Indiana’s solar projects. AES Indiana recorded revisions to its ARO liabilities in 2023 and 2022 primarily to reflect revisions to cash flow estimates and timing due to increases to estimated ash pond closure costs and changes to expected landfill closure dates. As of December 31, 2023 and 2022, AES Indiana did not have any assets that are legally restricted for settling its ARO liability.

Indianapolis Power And Light Company
Entity Information [Line Items]
Utility Plant In Service

3. PROPERTY, PLANT AND EQUIPMENT

The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2023	2022
	(In Thousands)
Production	$3,942,052	$4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total property, plant and equipment	$7,082,443	$6,982,314

As of December 31, 2023 and 2022, AES Indiana had $259.9 million and $287.5 million, respectively, of net property, plant and equipment associated with the Petersburg Unit 1 and Unit 2 retirements recorded as long-term regulatory assets (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation”).

Substantially all of AES Indiana’s property is subject to a $2,153.8 million direct first mortgage lien, as of December 31, 2023, securing AES Indiana’s first mortgage bonds. Total non-contractually or legally required accrued removal costs of utility plant in service at December 31, 2023 and 2022 were $680.9 million and $694.0 million, respectively; and total contractually or legally required removal costs of property, plant and equipment at December 31, 2023 and 2022 were $249.9 million and $218.7 million, respectively. Please see “ARO” below for further information.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

AES Indiana’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a roll forward of the ARO legal liability year end balances:

	2023	2022
	(In Thousands)
Balance as of January 1	$218,729	$189,509
Liabilities incurred	17,080	1,159
Liabilities settled	(11,902)	(24,699)
Revisions to cash flow and timing estimates	12,921	44,679
Accretion expense	13,102	8,081
Balance as of December 31	$249,930	$218,729

ARO liabilities incurred in 2023 and 2022 primarily relate to FGD residual water disposal and AES Indiana’s solar projects. AES Indiana recorded revisions to its ARO liabilities in 2023 and 2022 primarily to reflect revisions to cash flow estimates and timing due to increases to estimated ash pond closure costs and changes to expected landfill closure dates. As of December 31, 2023 and 2022, AES Indiana did not have any assets that are legally restricted for settling its ARO liability.